Minimum Rental Payments Required Under Operating Leases Relating Primarily to Land, Buildings and Equipment Having Initial or Remaining Non-Cancelable Lease Terms in Excess of One Year (Detail) (Noncancelable Lease Obligations, JPY ¥)
In Millions, unless otherwise specified
Mar. 31, 2014
Noncancelable Lease Obligations
Leases Disclosure [Line Items]
2015	¥ 2,319
2016	1,757
2017	1,197
2018	996
2019	965
2020 and thereafter	1,941
Total minimum future rentals	¥ 9,175